American Century Investments®
Quarterly Portfolio Holdings
NT International Small-Mid Cap Fund
August 31, 2021

NT International Small-Mid Cap - Schedule of Investments
AUGUST 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.5%
Australia — 5.0%
carsales.com Ltd.	260,796	4,761,012
Corporate Travel Management Ltd.(1)(2)	280,104	4,614,399
IDP Education Ltd.	268,019	5,627,288
Mineral Resources Ltd.	100,904	4,013,928
NEXTDC Ltd.(1)	351,800	3,394,641
OZ Minerals Ltd.	268,297	4,584,889
Seven Group Holdings Ltd.(2)	161,979	2,501,412
		29,497,569
Austria — 1.1%
ANDRITZ AG	114,682	6,598,737
Belgium — 1.6%
D'ieteren Group	58,518	9,144,064
Canada — 12.9%
Alamos Gold, Inc. (New York), Class A	367,022	2,899,474
BRP, Inc.	70,516	5,908,331
Canadian Western Bank	206,697	6,058,459
Colliers International Group, Inc. (Toronto)	55,799	7,770,685
Descartes Systems Group, Inc. (The)(1)	93,881	7,360,020
FirstService Corp.	23,246	4,317,364
goeasy Ltd.(2)	59,071	9,166,505
Kinaxis, Inc.(1)	30,780	4,993,501
Nuvei Corp.(1)	54,839	7,088,489
TFI International, Inc.	58,938	6,659,226
Tricon Residential, Inc.	583,060	7,412,739
Whitecap Resources, Inc.(2)	1,306,879	5,603,944
		75,238,737
Denmark — 3.6%
ALK-Abello A/S(1)	14,059	6,872,067
Jyske Bank A/S(1)	91,763	4,005,825
Pandora A/S	36,377	4,360,297
Royal Unibrew A/S	43,121	5,570,684
		20,808,873
Finland — 2.0%
Metso Outotec Oyj	511,046	5,464,852
Musti Group Oyj(1)	153,949	6,241,870
		11,706,722
France — 7.5%
Alten SA	40,595	6,696,308
APERAM SA	94,599	5,803,755
Criteo SA, ADR(1)	86,491	3,246,007
Elis SA(1)	281,379	4,986,407
Euronext NV	28,872	3,350,436
Nexans SA	81,176	8,136,913
SOITEC(1)	24,348	5,831,523
Wendel SE	39,425	5,721,186
		43,772,535
Germany — 1.4%
AIXTRON SE	28,375	818,833
Dermapharm Holding SE	60,537	5,620,683

flatexDEGIRO AG(1)	17,358	1,803,547
		8,243,063
Hong Kong — 0.3%
Man Wah Holdings Ltd.	944,800	1,765,399
Ireland — 2.3%
AIB Group plc(1)	2,418,074	7,265,620
Glanbia plc	335,291	5,985,963
		13,251,583
Israel — 4.1%
Inmode Ltd.(1)	73,333	9,597,823
Kornit Digital Ltd.(1)	49,567	6,462,050
Nova Ltd.(1)	77,178	7,806,555
		23,866,428
Italy — 2.9%
Autogrill SpA(1)	716,327	5,371,356
MARR SpA(1)	197,231	4,778,773
Sesa SpA(1)	33,929	6,768,336
		16,918,465
Japan — 17.0%
Amvis Holdings, Inc.	63,900	4,541,680
Asics Corp.	256,900	5,444,926
BayCurrent Consulting, Inc.	4,700	2,331,395
en Japan, Inc.	121,100	4,090,630
Food & Life Cos. Ltd.	165,300	7,095,005
Hennge KK(1)	8,500	372,860
IHI Corp.(1)	276,100	6,138,740
IR Japan Holdings Ltd.	26,900	3,211,148
Isetan Mitsukoshi Holdings Ltd.	86,700	580,653
Japan Hotel REIT Investment Corp.	5,029	2,969,137
JTOWER, Inc.(1)	27,300	2,250,505
m-up Holdings, Inc.	88,500	2,451,471
Matsumotokiyoshi Holdings Co. Ltd.	125,100	5,785,875
Nextage Co. Ltd.	310,200	6,166,561
Nippon Gas Co. Ltd.	444,900	6,315,093
Open House Co. Ltd.	193,600	9,404,092
Outsourcing, Inc.	289,600	4,936,842
Relo Group, Inc.	127,600	2,853,157
Sanwa Holdings Corp.	421,100	5,592,524
Tsubaki Nakashima Co. Ltd.	350,700	4,924,162
Ushio, Inc.	221,400	4,000,047
Zenkoku Hosho Co. Ltd.	143,300	6,816,480
Zeon Corp.	74,300	984,762
		99,257,745
Netherlands — 5.2%
Accell Group NV(1)	85,951	4,099,062
Arcadis NV	161,452	7,994,329
ASM International NV	8,111	3,147,008
Basic-Fit NV(1)(2)	99,635	4,652,910
BE Semiconductor Industries NV	77,001	7,006,874
Corbion NV	25,105	1,351,004
OCI NV(1)	87,690	2,138,465
		30,389,652
Norway — 2.2%
Bakkafrost P/F	96,709	8,498,527
Storebrand ASA	520,696	4,623,336
		13,121,863

Spain — 0.8%
Laboratorios Farmaceuticos Rovi SA	75,603	4,730,334
Sweden — 6.9%
AddTech AB, B Shares(2)	204,510	4,292,905
Arjo AB, B Shares	478,876	6,143,339
BHG Group AB(1)	37,767	639,192
Elekta AB, B Shares(2)	161,041	2,018,953
Fastighets AB Balder, B Shares(1)	69,259	4,956,739
Lifco AB, B Shares	216,522	6,409,704
Loomis AB	188,607	5,855,982
Nordic Entertainment Group AB, B Shares(1)	102,055	5,928,656
Storytel AB(1)(2)	51,389	1,174,796
Trelleborg AB, B Shares	120,309	2,928,969
		40,349,235
Switzerland — 3.9%
Comet Holding AG	16,107	6,113,407
DKSH Holding AG	67,670	5,277,663
SIG Combibloc Group AG(1)	262,005	8,020,696
Zur Rose Group AG(1)	8,125	3,491,297
		22,903,063
United Kingdom — 18.8%
Diploma plc	173,550	7,321,050
Dr. Martens plc(1)	519,143	3,027,016
Electrocomponents plc	525,720	7,693,167
Endava plc, ADR(1)	55,837	7,476,574
Future plc	176,093	9,324,272
Grafton Group plc	534,205	10,265,689
Greggs plc(1)	210,081	8,763,440
Howden Joinery Group plc	658,952	8,571,574
Intermediate Capital Group plc	315,817	9,550,143
Marks & Spencer Group plc(1)	1,439,730	3,558,858
Pets at Home Group plc	1,055,945	7,271,436
Savills plc	257,169	4,832,184
Tritax Big Box REIT plc	2,384,445	7,772,460
Virgin Money UK plc(1)	1,506,579	4,380,868
Watches of Switzerland Group plc(1)	521,225	7,282,095
WH Smith plc(1)	120,971	2,718,973
		109,809,799
TOTAL COMMON STOCKS (Cost $431,046,495)		581,373,866
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.25% - 2.75%, 1/31/24 - 8/31/25, valued at $930,120), in a joint trading account at 0.02%, dated 8/31/21, due 9/1/21 (Delivery value $911,551)		911,550
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.125%, 5/15/40, valued at $2,323,625), at 0.02%, dated 8/31/21, due 9/1/21 (Delivery value $2,278,001)		2,278,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	45,981	45,981
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,235,531)		3,235,531
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 2.4%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $13,777,188)	13,777,188	13,777,188
TOTAL INVESTMENT SECURITIES — 102.4% (Cost $448,059,214)		598,386,585
OTHER ASSETS AND LIABILITIES — (2.4)%		(14,023,753)
TOTAL NET ASSETS — 100.0%		$584,362,832

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	24.6%
Consumer Discretionary	19.3%
Information Technology	13.2%
Financials	10.9%
Real Estate	7.3%
Health Care	6.9%
Consumer Staples	5.8%
Materials	5.2%
Communication Services	4.2%
Utilities	1.1%
Energy	1.0%
Temporary Cash Investments	0.5%
Temporary Cash Investments - Securities Lending Collateral	2.4%
Other Assets and Liabilities	(2.4)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $20,070,856. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $21,093,175, which includes securities collateral of $7,315,987.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Canada	2,899,474	72,339,263	—
France	3,246,007	40,526,528	—
Israel	23,866,428	—	—
United Kingdom	7,476,574	102,333,225	—
Other Countries	—	328,686,367	—
Temporary Cash Investments	45,981	3,189,550	—
Temporary Cash Investments - Securities Lending Collateral	13,777,188	—	—
	51,311,652	547,074,933	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.